Adjusting Items Included in Profit From Operations - Summary of Adjusting Items Within Profit from Operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Profit From Operations [Line Items]
Impairment of goodwill			£ 194
Other adjusting items (including Engle)	£ 31	£ 561	1,068
Adjusting Items
Profit From Operations [Line Items]
Restructuring and integration costs	69	93	565
Impairment of goodwill	11		194
Other adjusting items (including Engle)	35	125	236
Total adjusting items included in profit from operations	271	829	2,114
Trademarks and Similar Intangibles
Profit From Operations [Line Items]
Amortisation and impairment of trademarks and similar intangibles	171	175	481
Trademarks and Similar Intangibles | Adjusting Items
Profit From Operations [Line Items]
Amortisation and impairment of trademarks and similar intangibles	171	175	481
Excise dispute in Russia | Adjusting Items
Profit From Operations [Line Items]
Charge in respect of an excise dispute in Russia	£ (15)		202
Quebec Class Actions
Profit From Operations [Line Items]
Other adjusting items (including Engle)		436
Quebec Class Actions | Adjusting Items
Profit From Operations [Line Items]
Charge in respect of Quebec Class Action		£ 436	£ 436